Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities included in the Company’s consolidated balance sheets as of September 30, 2014 and 2013 are as follows:

	September 30
	2014	2013
Regulatory Assets:
Current Assets:
Accounts receivable:
Accrued WNA revenues	$143,753	$—
Under-recovery of gas costs	180,831	—
Other:
Accrued pension and postretirement medical	394,215	184,063
Utility Property:
In service:
Other	11,945	11,945
Other Assets:
Regulatory assets:
Premium on early retirement of debt	2,283,744	65,817
Accrued pension and postretirement medical	6,884,812	4,267,211
Other	104,833	141,083
Total regulatory assets	$10,004,133	$4,670,119
Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$—	$1,027,303
Accrued expenses:
Over-recovery of SAVE Plan revenues	187,203	—
Deferred Credits and Other Liabilities:
Asset retirement obligations	4,802,015	4,525,355
Regulatory cost of retirement obligations	8,575,147	8,180,173
Total regulatory liabilities	$13,564,365	$13,732,831

Summary of Asset Retirement Obligations
The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2014	2013
Beginning balance	$4,525,355	$4,251,295
Liabilities incurred	74,276	75,312
Liabilities settled	(165,845)	(194,602)
Accretion	258,763	249,293
Revisions to estimated cash flows	109,466	144,057
Ending balance	$4,802,015	$4,525,355

Reconciliation of Changes in Allowance for Doubtful Accounts
A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2014	2013	2012
Beginning balance	$68,539	$65,219	$66,058
Provision for doubtful accounts	148,881	85,033	11,588
Recoveries of accounts written off	136,369	122,432	134,331
Accounts written off	(283,042)	(204,145)	(146,758)
Ending balance	$70,747	$68,539	$65,219

Reconciliation of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2014	2013	2012
Net Income	$4,708,440	$4,262,052	$4,296,745
Weighted-average common shares	4,715,478	4,698,727	4,647,439
Effect of dilutive securities:
Options to purchase common stock	804	39	3,510
Diluted average common shares	4,716,282	4,698,766	4,650,949
Earnings Per Share of Common Stock:
Basic	$1.00	$0.91	$0.92
Diluted	$1.00	$0.91	$0.92

Schedule of Derivative Instruments at Fair Value
The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of “Fair value of marked-to-market transactions” as of September 30, 2014 and 2013:

	September 30
	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$1,986,695
Total derivatives designated as hedging instruments	$—	$1,986,695

Summary of Other Comprehensive Loss and Financial Instrument Activity
A summary of other comprehensive income is provided below:

	Before Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
Year Ended September 30, 2014:
Interest rate swaps:
Unrealized losses	$(58,800)	$22,321	$(36,479)
Transfer of realized losses to interest expense	926,262	(351,609)	574,653
Transfer of realized losses to regulatory asset	1,119,233	(424,861)	694,372
Net unrealized losses on interest rate swaps	1,986,695	(754,149)	1,232,546
Defined benefit plans:
Net loss arising during period	(397,714)	151,131	(246,583)
Amortization of actuarial losses	41,846	(15,901)	25,945
Net defined benefit plans	(355,868)	135,230	(220,638)
Other comprehensive income	$1,630,827	$(618,919)	$1,011,908
Year Ended September 30, 2013:
Interest rate swaps:
Unrealized losses	$(20,479)	$7,774	$(12,705)
Transfer of realized losses to interest expense	950,501	(360,811)	589,690
Net unrealized losses on interest rate swaps	930,022	(353,037)	576,985
Defined benefit plans:
Net gain arising during period	1,714,890	(651,659)	1,063,231
Amortization of actuarial losses	219,890	(83,558)	136,332
Amortization of transition obligation	35,972	(13,669)	22,303
Net defined benefit plans	1,970,752	(748,886)	1,221,866
Other comprehensive income	$2,900,774	$(1,101,923)	$1,798,851
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net unrealized losses on interest rate swaps	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253

Schedule of Components of Accumulated Comprehensive Loss
Composition of Accumulated Other Comprehensive Income (Loss)

	Interest Rate Swaps	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance September 30, 2011	$(2,054,874)	$(1,978,464)	$(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253
Balance September 30, 2012	(1,809,531)	(2,140,554)	(3,950,085)
Other comprehensive income (loss)	576,985	1,221,866	1,798,851
Balance September 30, 2013	(1,232,546)	(918,688)	(2,151,234)
Other comprehensive income (loss)	1,232,546	(220,638)	1,011,908
Balance September 30, 2014	$—	$(1,139,326)	$(1,139,326)